Schedule of other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities
Deferred income	€ 4,966	€ 2,861
Other financial liabilities	44	51
Miscellaneous liabilities	8	2
Other liabilities	5,019	2,913
Less non-current portion	(69)	(72)
Current portion	€ 4,950	€ 2,841